November 9, 2010

MMA PRAXIS MUTUAL FUNDS
Class A Shares

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2010

Notice of Change of the Sub-Adviser of the MMA Praxis International Fund

The sub-adviser of the MMA Praxis International Fund is now Wells Capital Management Incorporated (“WellsCap”).  Please replace any reference to the previous sub-adviser, Evergreen Investment Management Company, LLC (“Evergreen”), with WellsCap.  The portfolio management team of the Fund is unchanged.  The address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105.

WellsCap and Evergreen are both 100% subsidaries of Wells Fargo & Company (“Wells Fargo”).  Wells Fargo is transferring the business of Evergreen to WellsCap and Evergreen will cease operations.

November 9, 2010

MMA PRAXIS MUTUAL FUNDS
Class I Shares

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2010

Notice of Change of the Sub-Adviser of the MMA Praxis International Fund

The sub-adviser of the MMA Praxis International Fund is now Wells Capital Management Incorporated (“WellsCap”).  Please replace any reference to the previous sub-adviser, Evergreen Investment Management Company, LLC (“Evergreen”), with WellsCap.  The portfolio management team of the Fund is unchanged.  The address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105.

WellsCap and Evergreen are both 100% subsidaries of Wells Fargo & Company (“Wells Fargo”).  Wells Fargo is transferring the business of Evergreen to WellsCap and Evergreen will cease operations.